Goodwill And Other Intangible Assets (Schedule Of Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Amortizable core deposit intangibles, Gross carrying value	$ 3,710	$ 3,710
Amortizable core deposit intangibles, Accumulated amortization	(1,075)	(710)
Total	2,635	3,000
Unamortizable goodwill	12,989	12,989
Total goodwill and other intangible assets, net	$ 15,624	$ 15,989